Portfolio of Investments	December 31, 2024 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Common Stocks — 96.0%
Financials — 83.1%
74,315	Acropolis Infrastructure Escrow(a)	—
40,000	Aldel Financial II, Inc.(a)	402,400
50,000	Andretti Acquisition Corp. II(a)	502,000
40,000	Chenghe Acquisition II Co.(a)	404,800
35,000	Cohen Circle Acquisition Corp. I(a)	354,200
30,000	Colombier Acquisition Corp. II, Class A(a)	352,500
40,000	EQV Ventures Acquisition Corp.(a)	399,200
40,000	Future Vision II Acquisition Corp.(a)	402,000
40,000	HCM II Acquisition Corp.(a)	402,800
35,000	HCM II Acquisition Corp., Class A(a)	350,700
4,500	Keen Vision Acquisition Corp.(a)	49,320
15,000	Lionheart Holdings(a)	151,500
40,000	M3-Brigade Acquisition V Corp.(a)	405,600
35,000	Melar Acquisition Corp. I(a)	352,800
40,000	Mountain Lake Acquisition Corp.(a)	400,800
45,000	Newbury Street II Acquisition Corp.(a)	449,100
30,000	Range Capital Acquisition Corp.(a)	301,200
30,000	SIM Acquisition Corp I, Class A(a)	301,200
40,000	Tavia Acquisition Corp.(a)	401,600
25,000	Translational Development Acquisition Corp.(a)	250,750
45,000	Vine Hill Capital Investment Corp., Class U(a)	454,050
30,000	Voyager Acquisition Corp.(a)	300,900
45,000	Willow Lane Acquisition Corp.(a)	449,100
		7,838,520
Health Care — 12.9%
4,000	DIH Holdings U.S., Inc.(a)	5,480
40,000	Launch One Acquisition Corp.(a)	403,600
40,000	Launch One Acquisition Corp.(a)	401,600
40,000	Launch Two Acquisition Corp.(a)	400,800
		1,211,480
Total Common Stocks (Cost $8,947,916)		9,050,000

Private Investments — 1.3%
59,668	Clean Energy Special Situations Corp. - Founder Shares (a)(b)(c)	93,977
19,889	Clean Energy Special Situations Corp. - Private Placement Units (a)(b)(c)(d)	31,325
33,750	Silver Spike Sponsor II LLC (a)(b)(c)	—	(e)
Total Private Investments (Cost $198,894)		125,302

Right — 0.0%(f)
11,386	Clean Energy Special Situations Corp. 6/30/2025(a)(b)	—	(e)
Total Right (Cost $–)		—

Warrants — 0.0%(f)
50,000	Aura FAT Projects Acquisition Corp. 06/02/2027(a)	1,440
70,160	Clean Energy Special Situations Corp. 04/12/2026(a)	702
10,402	New Vista Acquisition Corp. 12/31/2027(a)	—
19,770	Newbury Street Acquisition Corp. 12/31/2027(a)	2
Total Warrants (Cost $1,218)		2,144

Total Investments — 97.3% (Cost $9,148,028)		9,177,446
Other Assets in Excess of Liabilities — 2.7%		250,015
Net Assets — 100.0%		9,427,461

Portfolio of Investments (continued)	December 31, 2024 (Unaudited)

The SPAC and New Issue ETF

(a)	Non-income producing security.

(b)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of December 31, 2024.

(c)	Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2024 was $125,302 which represented 1.33% of the net assets of the Fund.

(d)	Each unit represents one share and ½ warrant.

(e)	Amount less than $0.05.

(f)	Represents less than 0.05%.

The illiquid restricted securities held as of December 31, 2024 are identified below.

Security	Acquisition Date(g)	Acquisition Cost ($)		Shares or Units	Fair Value ($)		Percentage of Net Assets (%)
Clean Energy Special Situations Corp. - Founder Shares	8/12/2021	153,894		59,668	93,977		1.0
Clean Energy Special Situations Corp. - Private Placement Units	8/12/2021	45,000		19,889	31,325		0.3
Silver Spike Sponsor II LLC	4/22/2024(h)	—	(h)	33,750	—	(i)	—

(g)	Acquisition date represents the initial purchase date of the security.

(h)	Silver Spike Sponsor II LLC was removed from the portfolio when the SPAC liquidated and then added back onto accounting records on date above in anticipation of final distribution of Trust assets. Since the value of the distribution is unknown, this security is fair valued at $0.

(i)	Amount less than $0.05.